Finance Leases (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 238,473,665	$ 258,648,939
Amounts representing interest and deferred finance fees	(36,233,776)	(42,969,245)
Finance lease obligations, net of interest and deferred finance fees	202,239,889	215,679,694
Current portion of finance lease obligations	18,953,094	18,650,022
Current portion of deferred finance fees	(641,748)	(674,700)
Non-current portion of finance lease obligations	186,083,386	200,335,437
Non-current portion of deferred finance fees	(2,154,843)	(2,631,065)
Total finance lease obligations, net of deferred finance fees	202,239,889	215,679,694
Japanese Leases No.1 and 2 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	27,741,400	31,398,900
Japanese Lease No.3 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	13,710,500	15,498,000
Japanese Lease No.4 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	22,455,089	23,983,699
CMBFL Leases No.1 to 4 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	74,306,774	79,896,836
Ocean Yield ASA [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	57,093,060	61,153,740
China Huarong Leases [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 43,166,842	$ 46,717,764